Net finance income (Tables)	6 Months Ended
Dec. 31, 2025
Net finance income [Abstract]
Net Finance Income
	6 months ended 31-Dec-25	12 months ended 30-Jun-25
	$'000	$'000

Interest income from external parties	309	608
Net foreign exchange gain	19	45
Finance income	328	653

Bank charges	(24)	(9)
Lease interest	(8)	(2)
Finance costs	(32)	(11)

Net finance income	296	642